Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Payables [Abstract]
Trade payables	$ 20,525,617	$ 10,667,780
Accrued liabilities and other payables	5,262,167	11,211,335
Employee salaries and benefits payable	1,263,777	576,826
Short-term portion of long-term payables		244,908
Trade and other payables current	$ 27,051,561	$ 22,700,849